Assets and Liabilities Held for Sale - Summary of Assets and Liabilities to be Disposed (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Discontinued Operations And Disposal Groups [Abstract]
Cash and cash equivalents	$ 14,407	87,214
Amounts due from related companies	446	2,700
Prepaid expenses and other assets	938	5,677
Assets held for sale, current	15,791	95,591
Real estate property under development	59,028	357,340
Assets held for sale, non-current	59,028	357,340
Accounts payable and other liabilities	77	465
Amounts due to related parties	67	405
Deferred subsidies	45,625	276,200
Liabilities held for sale	$ 45,769	277,070